Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 11,302	$ 14,562	$ 75,821
Cash Flows From Investing Activities:
Proceeds from insurance settlement	51,003	0	0
Proceeds from sale of fixed assets	1,731	228	453
Transfers to (from) restricted cash	106	23,839	(25,073)
Capital expenditures	(59,909)	(90,272)	(73,646)
Net cash used in investing activities	(7,069)	(66,205)	(98,266)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	112,500	0	0
Payments on revolving credit facilities	(112,500)	0	0
Proceeds from long-term debt	341,191	394,618	27,438
Repayments of long-term debt	(354,984)	(389,998)	0
Debt issuance costs	(24,459)	(10,800)	(1,971)
Advances to subsidiaries	776	0	0
Cash distributions	(82)	(88)	(78)
Net cash provided by financing activities	(37,558)	(6,268)	25,389
Change in cash and cash equivalents	(33,325)	(57,911)	2,944
Cash and cash equivalents at beginning of period	94,795	152,706	149,762
Cash and cash equivalents at end of period	61,470	94,795	152,706
Parent Issuer
Cash Flows From Investing Activities:
Return of investment in subsidiaries	(694)	88	78
Net cash used in investing activities	(694)		78
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	112,500
Payments on revolving credit facilities	(112,500)
Proceeds from long-term debt	341,191	394,618	27,438
Repayments of long-term debt	(354,984)	(389,998)
Debt issuance costs	(24,459)	(10,715)	(1,205)
Advances to subsidiaries	776	(383,903)	(26,233)
Cash distributions	(82)	(88)	(78)
Repayment of advances to subsidiaries	354,984	389,998
Advances to subsidiaries	(316,732)
Net cash provided by financing activities	694	(88)	(78)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	9,449	18,815	64,287
Cash Flows From Investing Activities:
Proceeds from insurance settlement	51,003
Proceeds from sale of fixed assets	1,731	228	453
Loan to affiliate			(23,305)
Transfers to (from) restricted cash	184	(975)
Return of investment in subsidiaries	694	(88)	(78)
Capital expenditures	(68,585)	(69,866)	(64,490)
Net cash used in investing activities	(14,973)		(87,420)
Cash Flows From Financing Activities:
Debt issuance costs		1	(160)
Advances to subsidiaries		383,903	26,233
Cash distributions	10,507
Repayment of advances to subsidiaries	(354,984)	(389,998)
Advances to subsidiaries	316,732
Net cash provided by financing activities	(27,745)	(6,094)	26,073
Change in cash and cash equivalents	(33,269)	(57,980)	2,940
Cash and cash equivalents at beginning of period	94,722	152,702	149,762
Cash and cash equivalents at end of period	61,453	94,722	152,702
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	1,909	(4,322)	3,818
Cash Flows From Investing Activities:
Transfers to (from) restricted cash	(78)	24,814	(25,073)
Capital expenditures	8,676	(20,406)	(9,156)
Net cash used in investing activities	8,598		(34,229)
Cash Flows From Financing Activities:
Loan from affiliate			31,017
Debt issuance costs		(86)	(606)
Cash distributions	(10,507)
Net cash provided by financing activities	(10,507)	(86)	30,411
Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(56)	69	7,716
Cash Flows From Investing Activities:
Loan to affiliate			(31,017)
Net cash used in investing activities			(31,017)
Cash Flows From Financing Activities:
Loan from affiliate			23,305
Net cash provided by financing activities			23,305
Change in cash and cash equivalents	(56)	69	4
Cash and cash equivalents at beginning of period	73	4
Cash and cash equivalents at end of period	17	73	4
Eliminations
Cash Flows From Investing Activities:
Loan to affiliate			54,322
Net cash used in investing activities			54,322
Cash Flows From Financing Activities:
Loan from affiliate			(54,322)
Net cash provided by financing activities			$ (54,322)